PREPAYMENTS, OTHER RECEIVABLES AND DEPOSITS (Summary of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Receivables from third party payment service providers		¥ 9,730	$ 1,415	¥ 757
Interest receivables		540	79	718
Deposit for share repurchase	[1]	0	0	13,318
Deferred sponsorship and advertising expenses		1,019	148	1,993
Prepaid Insurance		3,740	544	5,344
Deferred expense	[2]	10,608	1,543	13,702
Receivables for disposal of long-term investments	[3]	4,332	630	9,322
Deductible value-added input tax		12,585	1,830	12,611
Others		22,644	3,294	23,551
Deposits receivable from merchants		¥ 65,198	$ 9,483	¥ 81,316

[1]	Deposit for share repurchase represents cash paid in advance by the Group under the share repurchase program commenced in 2015. The Group has withdrawn the repurchase and collected the deposit in Feb 2018.
[2]	Deferred expense represents cash paid in advance to vendors, such as consultant expense, marketing promotion expense and platform fee, which would be amortized according to their respective service periods.
[3]	Receivables for disposal of long-term investment represent the receivables from the disposal of Caiyu and Qufan as of December 31, 2018.